Operating Leases (Tables)	12 Months Ended
Dec. 31, 2011
Operating Leases [Abstract]
Minimum future annual rents
2012	$ 454,695
2013	439,836
2014	422,577
2015	407,459
2016	392,067
Thereafter	3,105,365
Total	$ 5,221,999